owners' equity - Subsidiary with significant non-controlling interest (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary with significant non-controlling interest
Common Shares issued	$ 1,300	$ 1,300	$ 1,495
Income taxes		601	430
Statement of financial position
Current assets		5,032	4,677
Non-current assets		42,962	38,596
Current liabilities		8,273	5,905
Non-current liabilities		23,662	24,800
Statement of income and other comprehensive income
Net income		1,698	1,260
Comprehensive income		2,349	964
Statement of cash flows
Cash provided by operating activities		4,388	4,574
Cash used by investing activities		(5,466)	(6,165)
Cash provided by financing activities		953	1,904
Retained earnings
Statement of income and other comprehensive income
Net income		1,655	1,207
Subsidiary with significant non-controlling interest
Statement of financial position
Current assets		874	740
Non-current assets		3,804	4,016
Current liabilities		1,098	679
Non-current liabilities		1,475	2,660
Statement of income and other comprehensive income
Revenue and other income		2,754	2,222
Net income		99	141
Comprehensive income		22	189
Statement of cash flows
Cash provided by operating activities		347	353
Cash used by investing activities		(138)	(2,511)
Cash provided by financing activities		$ (252)	$ 2,268
TELUS International (Cda) Inc.
Subsidiary with significant non-controlling interest
Economic interest		55.10%
Common Shares issued		$ 833
Income taxes		(6)
Net		827
Other		(9)
Total		824
TELUS International (Cda) Inc. | Retained earnings
Subsidiary with significant non-controlling interest
Common Shares issued		440
Other		(10)
Total		$ 430
TELUS International (Cda) Inc. | Shares issued and stock subdivision
Subsidiary with significant non-controlling interest
Voting and controlling interest		70.90%	62.60%
Economic interest		55.10%	62.60%
TELUS International (Cda) Inc. | Non-controlling shareholders
Subsidiary with significant non-controlling interest
Common Shares issued		$ 393
Other		1
Total		394
Initial public offering
Subsidiary with significant non-controlling interest
Common Shares issued		640
Income taxes		(10)
Net		630
Secondary offering
Subsidiary with significant non-controlling interest
Common Shares issued		193
Income taxes		4
Net		$ 197
TELUS Communications Inc.
Subsidiary with significant non-controlling interest
Economic interest		100.00%